Borrowings - Analysis of Borrowings by Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	£ 464	£ 521
Term debt	4,412	4,308
Finance Lease	10	14
Total	4,886	4,843
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	103	13
Term debt	2,058	2,274
Finance Lease	10	14
Total	2,171	2,301
Pounds Sterling [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	262	189
Term debt	299	604
Total	561	793
Euro [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	76	240
Term debt	2,055	1,430
Total	2,131	1,670
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	23	79
Total	£ 23	£ 79